LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
LOSS PER SHARE

29.   LOSS PER SHARE

A reconciliation of net loss attributable to the Company in the consolidated statements of comprehensive loss to the numerator for the computation of basic and diluted loss per share for the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Net loss attributable to Concord Medical Services Holdings Limited	(309,989)	(271,427)	(489,661)	(70,993)
Accretion of contingently redeemable noncontrolling interests	(359,920)	(549,194)	—	—
Numerator for EPS computation	(669,906)	(820,621)	(489,661)	(70,993)

	For the Years Ended December 31
	2020		2021		2022		2022
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	USD	RMB	USD
Numerator
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share – basic and diluted	(435,855)	(234,054)	(533,909)	(83,784)	(318,582)	(46,189)	(171,079)	(24,804)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share – basic and diluted	85,265,910	45,787,948	85,265,910	85,265,910	85,265,910	85,265,910	45,787,948	45,787,948
Loss per share – basic and diluted	(5.11)	(5.11)	(6.26)	(0.98)	(3.74)	(0.54)	(3.74)	(0.54)

The effects of share options and restricted shares have been excluded from the computation of diluted loss per share for the years ended December 31, 2020, 2021 and 2022 as their effects would be anti-dilutive.